Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit), Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Jan. 31, 2023	Aug. 03, 2022	Jul. 29, 2022	Jul. 28, 2022	Jan. 31, 2022	Dec. 20, 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock	$ 0				$ 132,229,000
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		15,767,013	539,576		15,227,437
Redeemable convertible preferred stock		$ 36,291,000			$ 33,248,000
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		13,871,547			13,871,547
Redeemable convertible preferred stock		$ 21,067,000			$ 21,067,000
Series D-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		993,868			993,868
Redeemable convertible preferred stock		$ 1,451			$ 1,451,000	$ 1,500,000
Series D-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		5,878,303			5,878,303
Redeemable convertible preferred stock		$ 8,171,000			$ 8,171,000	$ 8,200,000
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		11,882,605		506,490	11,376,115
Redeemable convertible preferred stock		$ 16,836,000			$ 13,979,000
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		21,124,699			21,124,699
Redeemable convertible preferred stock		$ 19,899,000			$ 19,899,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		26,914,949			26,914,949
Redeemable convertible preferred stock		$ 22,047,000			$ 22,047,000
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		15,997,285			15,997,285
Redeemable convertible preferred stock		$ 10,159,000			$ 10,159,000
Series Seed Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		9,198,372			9,198,372
Redeemable convertible preferred stock		$ 2,208,000			$ 2,208,000
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares issued		121,628,641			120,582,575
Redeemable convertible preferred stock		$ 138,129,000			$ 132,229,000